Assets Held for Sale (Liabilities Held for Sale) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilites held for sale [Line Items]
Trade payables	$ 790	$ 644
Other current liabilities	595	708
Long-term employee provisions	640	576
Deferred tax liabilities	228	$ 303
Assets and liabilities held for sale [Member]
Assets and liabilites held for sale [Line Items]
Trade payables	9
Other current liabilities	30
Long-term employee provisions	1
Deferred tax liabilities	3
Lliabilities held for sale	$ 43